united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 12.9% (a)(b)
	COMMERCIAL SERVICES - 12.9%
$ 240,000	Allen Temple African Methodist Episcopal Church, 0.86%, 7/1/22	$ 240,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $240,000)	240,000

	MUNICPAL BONDS - 12.9% (a)(b)
	KENTUCKY - 12.9%
240,000	City of Fort Wright, KY, 0.86%, 6/1/19	240,000

	TOTAL MUNICIPAL BONDS (Cost - $240,000)	240,000

	TOTAL INVESTMENTS - 25.8% (Cost - $480,000) (c)	$ 480,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 74.2%	1,384,292
	NET ASSETS - 100.0%	$ 1,864,292

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
41	MSCI Emerging Markets E-Mini, March 2017	$ 64,333
	(Underlying Notional Amount $1,875,955)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 25.8% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Shares		Market Value
	MUTUAL FUNDS - 20.1%
	DEBT FUNDS - 20.1%
10,707	Aberdeen Global High Income Fund - Class I	$ 89,295
2	American Century High-Yield Fund - Institutional Class	10
170,967	American High-Income Trust - Class R-6	1,771,219
3	BlackRock High Yield Portfolio - Institutional Class	28
4	BMO Monegy High Yield Fund - Class I	37
14,126	Dreyfus High Yield Fund - Class I	88,569
58,900	Eaton Vance Income Fund of Boston - Class I	339,263
44,946	First Investors Fund for Income - Institutional Class	111,915
6,563	Hartford High Yield Fund - Class Y	48,173
91,360	JPMorgan High Yield Fund - Select Class	676,975
2	Loomis Sayles High Income Fund - Class Y	8
43,919	Lord Abbett High Yield Fund - Class I	335,106
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	15
4	Nuveen High Income Bond Fund - Class I	30
12,321	Payden High Income Fund - Institutional Class	79,962
3	PIMCO High Yield Fund - Institutional Class	28
1	Principal High Yield Fund - Institutional Class	9
2	RidgeWorth Seix High Yield Fund - Institutional Class	14
1,064	SSgA High Yield Bond Fund - Class K	8,068
41,142	TIAA-CREF High Yield Fund - Institutional Class	404,014
22,664	Transamerica High Yield Bond - Class I	209,870
	TOTAL MUTUAL FUNDS (Cost - $4,100,088)	4,162,608

Principal	VARIABLE RATE BONDS & NOTES - 4.9% (a)(b)
	AUTO PARTS & EQUIPMENT - 1.0%
$ 220,000	Bob Sumerel Tire Co., 0.86%, 4/1/19	220,000

	COMMERCIAL SERVICES - 0.5%
100,000	Science & Technology Campus Corp., 0.86%, 11/1/20	100,000

	RETAIL - 3.4%
695,000	Central States Supply Co., Inc., 0.81%, 8/1/23	695,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $1,015,000)	1,015,000

	MUNICIPAL BONDS - 18.6% (a)(b)
	ILLINOIS - 9.0%
600,000	Illinois Finance Authority, 0.74%, 6/1/43	600,000
1,260,000	Will-Kankakee Regional Development Authority, 0.73% 8/1/36	1,260,000
		1,860,000
	MICHIGAN - 9.6%
295,000	Michigan State Strategic Fund, 0.75%, 11/1/22	295,000
450,000	Michigan State Strategic Fund, 0.72%, 10/1/27	450,000
675,000	Michigan State Strategic Fund, 0.73%, 4/1/31	675,000
565,000	Michigan State Strategic Fund, 0.73%, 12/1/31	565,000
		1,985,000

	TOTAL MUNICIPAL BONDS (Cost - $3,845,000)	3,845,000

	TOTAL INVESTMENTS - 43.6% (Cost - $8,960,088)(c)	$ 9,022,608
	CASH AND OTHER ASSETS LESS LIABILITIES - 56.4%	11,686,126
	NET ASSETS - 100.0%	$ 20,708,734

Number of Contracts		Unrealized Appreciation (Depreciation) (d)
	FUTURES CONTRACTS
73	MSCI EAFE Index E-Mini, March 2017	$ 140,487
13	Nasdaq 100 E-Mini, March 2017	62,047
46	Russell 2000 E-Mini, March 2017	(29,127)
26	S&P 500 E-Mini, March 2017	29,482
19	S&P Midcap 400 E-Mini, March 2017	6,338
	TOTAL FUTURES CONTRACTS	$ 209,227
	(Underlying Notional Amount $16,924,125)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 23.5% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $8,960,088 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
(d) Subject to equity contracts risk exposure.
	Unrealized appreciation:	$ 62,520
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 62,520

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Shares		Market Value
	MUTUAL FUNDS - 77.7%
	DEBT FUNDS - 77.7%
1,196,556	Aberdeen Global High Income Fund - Class I	$ 9,979,273
1	American Century High Yield Fund - Institutional Class	7
10,615,491	American High-Income Trust - Class R-6 ^	109,976,484
3	BlackRock High Yield Portfolio - Institutional Class	27
4	BMO Monegy High Yield Fund - Class I	35
1,589,252	Dreyfus High Yield Fund - Class I	9,964,610
6,604,369	Eaton Vance Income Fund of Boston - Class I	38,041,168
5,056,711	First Investors Fund for Income - Institutional Class	12,591,210
738,396	Hartford High Yield Fund - Class Y ^	5,419,825
10,209,978	JPMorgan High Yield Fund - Select Class	75,655,938
2	Loomis Sayles High Income Fund - Class Y	7
4,908,269	Lord Abbett High Yield Fund - Class I	37,450,093
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	15
2	Nuveen High Income Bond Fund - Class I	16
1,386,172	Payden High Income Fund - Institutional Class	8,996,257
3	PIMCO High Yield Fund - Institutional Class	29
2	Principal High Yield Fund - Institutional Class	12
1	RidgeWorth Seix High Yield Fund - Institutional Class	13
119,749	SSgA High Yield Bond Fund - Class K	907,696
4,613,188	TIAA-CREF High Yield Fund - Institutional Class	45,301,506
2,549,883	Transamerica High Yield Bond - Class I	23,611,921
	TOTAL MUTUAL FUNDS (Cost - $371,580,823)	377,896,142

	EXCHANGE TRADED FUNDS - 21.8%
	DEBT FUNDS - 21.8%
605,500	iShares iBoxx $ High Yield Corporate Bond ETF	52,884,370
1,443,000	SPDR Bloomberg Barclays High Yield Bond ETF	53,261,130
	TOTAL EXCHANGE TRADED FUNDS (Cost - $103,456,079)	106,145,500

Principal
	MORTGAGE NOTES - 0.1% (a)
$ 446,700	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	446,700
	TOTAL MORTGAGE NOTES (Cost - $446,700)

	TOTAL INVESTMENTS - 99.6% (Cost - $475,483,602) (b)	$ 484,488,342
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.4%	1,882,883
	NET ASSETS - 100.0%	$ 486,371,225

ETF - Exchange Traded Fund
^ Affiliated issuer
(a) The aggregate value of such securities is 0.1% and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $475,494,226 and differs from market value by net unrealized appreciation of securities as follows:
	Unrealized appreciation:	$ 8,994,116
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 8,994,116

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		$ 303,300

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 5.9% (a)(b)
	AUTO PARTS & EQUIPMENT - 0.2%
$ 85,000	Bob Sumerel Tire Co., 0.86%, 4/1/19	$ 85,000

	COMMERCIAL SERVICES - 1.9%
35,000	Allen Temple African Methodist Episcopal Church, 0.86%, 7/1/22	35,000
303,000	Forward Corp., 0.81%, 12/1/30	303,000
595,000	Neighborhood Properties, Inc., 0.86%, 9/1/23	595,000
		933,000
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
178,000	Northeast Christian Church, Inc., 0.81%, 1/1/18	178,000
718,000	R&R Investments LLC, 0.81%, 10/1/36	718,000
225,000	Tile Shop of Michigan LLC, 0.86%, 4/1/28	225,000
		1,121,000
	REAL ESTATE - 1.5%
745,000	Camargo Manor Real Estate Holding Co. LLC, 0.86%, 12/1/30	745,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $2,884,000)	2,884,000

	MUNICIPAL BONDS - 29.0% (a)(b)
	FLORIDA - 7.4%
1,555,000	Town of Davie, FL, 0.73%, 11/1/27	1,555,000
2,025,000	Volusia County Industrial Development Authority, 0.74%, 6/1/34	2,025,000
		3,580,000
	GEORGIA - 1.0%
500,000	DeKalb County Development Authority, 0.74%, 11/1/22	500,000

	ILLINOIS - 0.8%
395,000	Chicago Heights, 0.77%, 12/1/18	395,000

	INDIANA - 1.9%
371,000	Fort Wayne, 0.74%, 9/1/23	371,000
575,000	Indiana State Finance Authority, 0.73%, 9/1/31	575,000
		946,000
	KENTUCKY - 0.9%
435,000	City of Georgetown, KY, 0.71%, 11/15/29	435,000

	MICHIGAN - 17.0%
735,000	Genesee County Economic Development Corp/MI, 0.74%, 4/1/30	735,000
1,815,000	Michigan Higher Education Facilities Authority, 0.71%, 1/1/36	1,815,000
5,720,000	Michigan State Strategic Fund, 0.73%, 3/1/37	5,720,000
		8,270,000

	TOTAL MUNICIPAL BONDS (Cost - $14,126,000)	$ 14,126,000

	TOTAL INVESTMENTS - 34.9% (Cost - $17,010,000) (c)	$ 17,010,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 65.1%	31,741,540
	NET ASSETS - 100.0%	$ 48,751,540

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
572	MSCI EAFE Index E-mini, March 2017	$ 1,138,874
	(Underlying Notional Amount $49,432,240)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 34.9% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 8.5% (a)(b)
	COMMERCIAL SERVICES - 1.4%
$ 590,000	Allen Temple African Methodist Episcopal Church, 0.86%, 7/1/22	$ 590,000

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
342,450	Lifepoint Church Indy, Inc., 0.86%, 1/1/57	342,450
1,416,000	Reynolds Road Fitness Center, Inc., 0.86%, 1/1/19	1,416,000
		1,758,450
	HEALTHCARE - SERVICES - 0.9%
380,000	New Lexington Clinic PSC, 0.86%, 12/1/27	380,000

	REAL ESTATE - 2.1%
925,000	Carew Realty, Inc., 0.81%, 5/1/37	925,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $3,653,450)	3,653,450

	MUNICIPAL BONDS - 24.0% (a)(b)
	INDIANA - 2.3%
1,000,000	Indiana Finance Authority, 0.73%, 12/1/28	1,000,000

	MICHIGAN - 10.9%
2,000,000	Michigan Strategic Fund, 0.73%, 4/1/35	2,000,000
1,590,000	Michigan Strategic Fund, 0.75%, 3/1/36	1,590,000
1,065,000	Oakland County Economic Development Corp., 0.71%, 12/1/25	1,065,000
		4,655,000
	OHIO - 10.8%
130,000	County of Franklin, OH, 0.73%, 4/1/22	130,000
455,000	Highland County Joint Township Hospital District, 0.73%, 8/1/24	455,000
3,035,000	Mark Milford Hicksville Joint Township Hospital District, 0.73%, 12/1/37	3,035,000
995,000	Township of Harrison, OH, 0.72%, 12/1/24	995,000
		4,615,000

	TOTAL MUNICIPAL BONDS (Cost - $10,270,000)	10,270,000

	TOTAL INVESTMENTS - 32.5% (Cost - $13,923,450) (c)	$ 13,923,450
	CASH AND OTHER ASSETS LESS LIABILITIES - 67.5%	28,852,217
	NET ASSETS - 100.0%	$ 42,775,667

Number of Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
128	Nasdaq 100 E-Mini March 2017	$ 629,323
267	S&P 500 E-Mini Future March 2017	318,335
	TOTAL FUTURES CONTRACTS	$ 947,658
	(Underlying Notional Amount $43,453,215)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 32.5% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.2% (a)(b)
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
$ 400,000	Fornell Associates LLC, 0.86%, 7/1/23	$ 400,000
200,000	LRC Meadows Investors LLC, 0.85%, 12/1/34	200,000
2,490,000	RDV Finance LLC, 0.81%, 10/1/39	2,490,000
		3,090,000
	LEISURE TIME - 0.7%
440,000	Mount Lookout Swim Club, Inc., 0.86%, 11/1/21	440,000

	REAL ESTATE - 0.8%
528,000	Camargo Manor Real Estate Holding Co. LLC, 0.86%, 12/1/30	528,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost - $4,058,000)	4,058,000

	MUNICIPAL BONDS - 27.5% (a)(b)
	FLORIDA - 2.8%
1,800,000	Volusia County Industrial Development Authority, 0.74%, 6/1/34	1,800,000

	INDIANA - 4.0%
2,630,000	Indiana Finance Authority, 0.73%, 9/1/31	2,630,000

	KENTUCKY - 0.7%
485,000	Louisville/Jefferson County Metropolitan Government, 0.73%, 7/1/23	485,000

	MICHIGAN - 5.5%
1,300,000	Michigan Finance Authority, 0.72%, 12/1/32	1,300,000
860,000	Michigan Public Educational Facilities Authority, 0.73%, 10/1/35	860,000
100,000	Michigan Strategic Fund, 0.77%, 11/1/24	100,000
1,325,000	Michigan Strategic Fund, 0.77%, 9/1/25	1,325,000
		3,585,000
	OHIO - 7.3%
400,000	County of Hamilton, OH, 0.73%, 4/1/20	400,000
680,000	County of Hamilton, OH, 0.73%, 11/1/23	680,000
292,000	County of Hamilton, OH, 0.73%, 9/1/25	292,000
3,265,000	County of Hamilton, OH Parking System Revenue, 0.72%, 12/1/26	3,265,000
130,000	Toledo-Lucas County Port Authority, 0.73%, 1/1/25	130,000
		4,767,000
	SOUTH CAROLINA - 7.2%
1,000,000	County of Berkeley, SC, 0.71%, 4/1/31	1,000,000
3,745,000	South Carolina Jobs-Economic Development Authority, 0.72%, 2/1/28	3,745,000
		4,745,000

	TOTAL MUNICIPAL BONDS (Cost - $18,012,000)	18,012,000

	TOTAL INVESTMENTS - 33.7% (Cost - $22,070,000) (c)	$ 22,070,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 66.3%	43,365,628
	NET ASSETS - 100.0%	$ 65,435,628

Number of Contracts		Unrealized Appreciation (Depreciation) (d)
	FUTURES CONTRACTS
487	Russell 2000 Mini March 2017	$ (324,442)
197	S&P Mid 400 E-Mini March 2017	80,312
	TOTAL FUTURES CONTRACTS	$ (244,130)
	(Underlying Notional Amount $66,308,175)

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 33.7% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.
(d) Subject to equity contracts risk exposure.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Shares		Market Value
	MUTUAL FUNDS - 85.7%
	DEBT FUNDS - 85.7%
132,567	Aberdeen Global High Income Fund - Class I	$ 1,105,609
1	American Century High-Yield Fund - Institutional Class	6
1,991,600	American High-Income Trust - Class R-6	20,632,974
3	BlackRock High Yield Portfolio - Institutional Shares	24
4	BMO Monegy High Yield Fund - Class I	37
185,240	Dreyfus High Yield Fund - Class I	1,161,456
750,682	Eaton Vance Income Fund of Boston - Class I	4,323,928
589,400	First Investors Fund for Income - Institutional Class	1,467,607
86,066	Hartford High Yield Fund - Class Y	631,724
1,131,169	JPMorgan High Yield Fund - Select Class	8,381,963
1	Loomis Sayles High Income Fund - Class Y	5
543,790	Lord Abbett High Yield Fund - Class I	4,149,117
2	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	14
3	Nuveen High Income Bond Fund - Class I	25
161,570	Payden High Income Fund - Institutional Class	1,048,586
3	PIMCO High Yield Fund - Institutional Class	27
1	Principal High Yield Fund - Institutional Class	8
2	RidgeWorth Seix High Yield Fund - Institutional Class	14
13,958	SSgA High Yield Bond Fund - Class K	105,799
524,346	TIAA-CREF High Yield Fund - Institutional Class	5,149,082
297,209	Transamerica High Yield Bond - Institutional Class	2,752,160
1,035,888	Vanguard Inflation-Protected Securities Fund - Investor Class	26,653,411
835,649	Vanguard Short-Term Bond Index Fund - Institutional Class	8,724,172
831,757	Vanguard Total Bond Market Index Fund - Institutional Class	8,866,534
	TOTAL MUTUAL FUNDS (Cost - $94,400,055)	95,154,282

	EXCHANGE TRADED FUNDS - 9.2%
	DEBT FUNDS - 6.6%
92,000	Vanguard Short-Term Bond ETF	7,330,560
	TOTAL DEBT FUNDS (Cost - $7,321,286)

	EQUITY FUNDS - 2.6%
47,700	VelocityShares Daily Inverse VIX Short-Term ETN *	2,897,775
	TOTAL EQUITY FUNDS (Cost - $1,140,939)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,462,225)	10,228,335
Principal
	MORTGAGE NOTES - 4.8% (a)
$ 750,267	Aristone Realty Capital, 24.00%, due 9/1/16 - Property located in New York (b)	735,262
1,530,000	Aristone Realty Capital, 12.00%, due 4/3/17 - Property located in New York	1,530,000
1,800,000	Aristone Realty Capital, 12.50%, due 5/19/17 - Property located in New York	1,800,000
670,622	Aristone Realty Capital, 12.00%, due 1/15/18 - Property located in New York	670,622
595,600	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	595,600
	TOTAL MORTGAGE NOTES (Cost - $5,346,490)	5,331,484

	TOTAL INVESTMENTS - 99.7% (Cost - $108,208,770)(c)	$ 110,714,101
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.3%	343,778
	NET ASSETS - 100.0%	$ 111,057,879

* Non-income producing security.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 4.8% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Non-income producing security; security is in default.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $108,208,770 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,575,465
	Unrealized depreciation:	(70,134)
	Net unrealized appreciation:	$ 2,505,331

The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		$ 404,400
Aristone Realty Capital, 12.00%, due 3/1/18 - Property located in New York		279,378
		$ 683,778

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
January 31, 2017
Shares		Market Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0)(a)	$ -
	CASH AND OTHER ASSETS LESS LIABILITIES - 100.0%	89,092,243
	NET ASSETS - 100.0%	$ 89,092,243

Number of Contracts		Unrealized Appreciation (Depreciation) (a)
	FUTURES CONTRACTS
310	MSCI EAFE Index E-mini, March 2017	$ 614,840
52	Nasdaq 100 E-Mini, March 2017	253,517
328	Russell 2000 E-Mini, March 2017	(207,940)
110	S&P 500 E-Mini, March 2017	126,846
132	S&P Mid 400 E-Mini, March 2017	46,052
	TOTAL FUTURES CONTRACTS	$ 833,315
	(Underlying Notional Amount $89,161,610)

(a) Subject to equity contracts risk exposure. Aggregate cost for federal tax purposes is the same and does not differ from market value.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Core Frontier Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 240,000	$ -	$ 240,000
Municipal Bonds	-	240,000	-	240,000
Future Contracts**	64,333	-	-	64,333
Total	$ 64,333	$ 480,000	$ -	$ 544,333

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,162,608	$ -	$ -	$ 4,162,608
Variable Rate Bonds & Notes*	-	1,015,000	-	1,015,000
Municipal Bonds	-	3,845,000	-	3,845,000
Future Contracts**	209,227	-	-	209,227
Total	$ 4,371,835	$ 4,860,000	$ -	$ 9,231,835

Toews Tactical Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 377,896,142	$ -	$ -	$ 377,896,142
Exchange Traded Funds	106,145,500	-	-	106,145,500
Mortgage Notes	-	-	446,700	446,700
Total	$ 484,041,642	$ -	$ 446,700	$ 484,488,342

Toews Hedged Core W Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 2,884,000	$ -	$ 2,884,000
Municipal Bonds	-	14,126,000	-	14,126,000
Future Contracts**	1,138,874	-	-	1,138,874
Total	$ 1,138,874	$ 17,010,000	$ -	$ 18,148,874

Toews Hedged Core L Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 3,653,450	$ -	$ 3,653,450
Municipal Bonds	-	10,270,000	-	10,270,000
Future Contracts**	947,658	-	-	947,658
Total	$ 947,658	$ 13,923,450	$ -	$ 14,871,108

Toews Hedged Core S Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$ -	$ 4,058,000	$ -	$ 4,058,000
Municipal Bonds	-	18,012,000	-	18,012,000
Total	$ -	$ 22,070,000	$ -	$ 22,070,000

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts**	$ 244,130	$ -	$ -	$ 244,130
Total	$ 244,130	$ -	$ -	$ 244,130

Toews Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 95,154,282	$ -	$ -	$ 95,154,282
Exchange Traded Funds	10,228,335	-	-	10,228,335
Mortgage Notes	-	-	5,331,484	5,331,484
Total	$ 105,382,617	$ -	$ 5,331,484	$ 110,714,101

Toews Tactical Defensive Alpha Fund
Assets	Level 1	Level 2	Level 3	Total
Future Contracts**	$ 833,315	$ -	$ -	$ 833,315
Total	$ 833,315	$ -	$ -	$ 833,315

No Fund held Level 3 securities during the period except the Tactical Income Fund and the Unconstrained Income Fund.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the period presented.
It is the Funds' policy to record transfers into or out of any level at the end of the reporting period.
See Portfolio of Investments for industry classification.
* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation (depreciation) at January 31, 2017.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 775,980	$ 6,582,412
Cost of purchases	-	149,072
Total realized gain (loss)	-	-
Change in unrealized appreciation ***	-	-
Reinvestment of dividends	-	-
Proceeds from sales/maturities/calls	(329,280)	(1,400,000)
Net transfers in/out of level 3	-	-
Ending balance	$ 446,700	$ 5,331,484

*** Includes change in unrealized appreciation attributable to Level 3 investment still held at January 31, 2017 of $0 and $0 for the Tactical Income Fund and Unconstrained Income Fund, respectively.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/24/17

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/24/17